<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 23rd day of July, 2003.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 148
FORM 13F INFORMATION TABLE VALUE TOTAL: $400,374,293

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title
of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






Abbott Labs
AES Corp.
ALR Technologies, Inc.
Altria Group, Inc.
American Intl. Group, Inc.
Amgen Incorporated
Anadarko Pete. Corp.
Angiotech Pharm., Inc.
AOL Time Warner
Apollo Group Inc. CL A
Applied Materials, Inc.
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

2824100
00130H105
1630102
02209S103
26874107
31162100
32511107
34918102
2364J104
37604105
38222105
53015103
53611109
60505104
54937107
84670207

$936,026
$330,200
$7,500
$2,075,790
$2,834,045
$6,323,646
$255,703
$894,740
$4,224,542
$469,680
$641,520
$362,505
$5,105,340
$14,571,077
$3,831,482
$10,157,400

21,390
52,000
50,000
45,682
51,360
95,900
5,750
22,000
262,557
7,600
40,500
10,706
101,700
184,374
111,705
4,180

21,390
52,000
50,000
45,682
51,360
95,900
5,750
22,000
262,557
7,600
40,500
10,706
101,700
184,374
111,705
4,180



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






Abbott Labs
AES Corp.
ALR Technologies, Inc.
Altria Group, Inc.
American Intl. Group, Inc.
Amgen Incorporated
Anadarko Pete. Corp.
Angiotech Pharm., Inc.
AOL Time Warner
Apollo Group Inc. CL A
Applied Materials, Inc.
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

21,390
52,000
50,000
45,682
51,360
95,900
5,750
22,000
262,557
7,600
40,500
10,706
101,700
184,374
111,705
4,180

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Berkshire Hathaway, Inc. DEL CL A
BNP Residential Property, Inc.
BP Amoco PLC ADR
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Colgate-Palmolive Co.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

84670108
5564T103
55622104
136385101
139793103
14040H105
14149Y108
156880106
166764100
170388102
172062101
172474108
17275R102
172967101
191216100
191891100
194162103


$1,595,000
$296,190
$903,262
$211,523
$1,735,448
$10,604,831
$11,673,729
$1,223,775
$374,213
$2,071,200
$518,264
$600,597
$2,477,717
$8,477,310
$1,577,986
$835,262
$263,673


22
27,425
21,496
5,300
116,239
215,633
181,551
44,100
5,183
60,000
13,992
16,325
147,571
198,068
34,001
27,163
4,550


22
27,425
21,496
5,300
116,239
215,633
181,551
44,100
5,183
60,000
13,992
16,325
147,571
198,068
34,001
27,163
4,550










Berkshire Hathaway, Inc. DEL CL A
BNP Residential Property, Inc.
BP Amoco PLC ADR
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Colgate-Palmolive Co.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


22
27,425
21,496
5,300
116,239
215,633
181,551
44,100
5,183
60,000
13,992
16,325
147,571
198,068
34,001
27,163
4,550


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
Conseco, Inc.
Cree, Inc.
CT Communications, Inc.
D. R. Horton Company
Dell Computer Corp.
Denbury Resources, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
Dynamic Oil & Gas, Inc.
EMC Corp. MASS

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


19419B100
203372107
20343F190
208464107
225447101
126426402
23331A109
247025109
247916208
249030107
25179M103
254394109
254687106
264399106
263534109
267906105
268648102


   $748,550
   $279,775
$1,316,080
          $300
   $235,219
   $169,488
$4,409,059
$1,290,730
   $188,020
   $245,760
   $756,945
$9,262,498
$1,135,349
$1,696,867
   $238,639
   $819,150
   $190,952


55,000
29,450
81,491
10,000
14,475
15,840
156,906
40,538
14,000
6,000
14,175
1,293,645
57,486
85,056
5,731
215,000
18,238


55,000
29,450
81,491
10,000
14,475
15,840
156,906
40,538
14,000
6,000
14,175
1,293,645
57,486
85,056
5,731
215,000
18,238









Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
Conseco, Inc.
Cree, Inc.
CT Communications, Inc.
D. R. Horton Company
Dell Computer Corp.
Denbury Resources, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
Dynamic Oil & Gas, Inc.
EMC Corp. MASS

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


55,000
29,450
81,491
10,000
14,475
15,840
156,906
40,538
14,000
6,000
14,175
1,293,645
57,486
85,056
5,731
215,000
18,238


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Emerson Electric
EOG Resource, Inc.
Exxon  Mobile Corporation
Fannie Mae
Frisby Technologies, Inc.
General Electric Company
General Motors CP CL H New
Given Imaging
Glaxo Smith Kline PLC
Golden West
Guidant Corporation
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


291011104
26875P101
302290101
313586109
358743102
369604103
370442832
M52020100
37733W105
381317106
401698105
412822108
428236103
431284108
437076102
442120101
443510201


     $229,132
     $418,400
  $2,183,687
     $562,450
            $963
$13,843,893
     $551,983
  $4,939,642
     $260,307
     $225,868
  $1,381,195
     $202,290
  $1,700,997
  $1,441,695
     $865,260
     $593,370
     $441,455


4,484
10,000
60,810
8,340
87,500
482,702
43,090
584,573
6,421
2,823
31,115
5,075
79,859
64,650
26,125
17,100
13,337


4,484
10,000
60,810
8,340
87,500
482,702
43,090
584,573
6,421
2,823
31,115
5,075
79,859
64,650
26,125
17,100
13,337










Emerson Electric
EOG Resource, Inc.
Exxon  Mobile Corporation
Fannie Mae
Frisby Technologies, Inc.
General Electric Company
General Motors CP CL H New
Given Imaging
Glaxo Smith Kline PLC
Golden West
Guidant Corporation
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,484
10,000
60,810
8,340
87,500
482,702
43,090
584,573
6,421
2,823
31,115
5,075
79,859
64,650
26,125
17,100
13,337


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Hudson City Bancorp
Intel Corp
International Business Machines
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Key Energy Services, Inc.
Knight Trading Group, Inc.
Koninklijke Philips Electronics NV
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Kroger Company
KS Bancorp
Leggett & Platt, Inc.
Level 3 Communications
Liberty Acorn Trust International
Liberty Media New Ser A


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


443683107
458140100
459200101
475070108
478160104
48666K109
492914106
48266R108
718337540
50075N104
501014104
501044101
48266R108
524660107
502424104
53015P817
530718105



$306,000
    $7,981,571
$897,270
    $1,343,180
    $7,994,836
 $415,266
 $696,800
 $441,000
 $208,452
 $470,348
 $397,387
 $542,200
 $347,791
    $2,450,160
 $565,767
 $629,972
    $6,223,395



12,000
383,545
10,876
32,397
154,639
6,700
65,000
70,000
10,908
14,450
9,650
32,506
19,988
119,520
84,950
36,143
538,356




12,000
383,545
10,876
32,397
154,639
6,700
65,000
70,000
10,908
14,450
9,650
32,506
19,988
119,520
84,950
36,143
538,356











Hudson City Bancorp
Intel Corp
International Business Machines
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Key Energy Services, Inc.
Knight Trading Group, Inc.
Koninklijke Philips Electronics NV
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Kroger Company
KS Bancorp
Leggett & Platt, Inc.
Level 3 Communications
Liberty Acorn Trust International
Liberty Media New Ser A



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,000
383,545
10,876
32,397
154,639
6,700
65,000
70,000
10,908
14,450
9,650
32,506
19,988
119,520
84,950
36,143
538,356




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Lilly, Eli & Co.
Lowes Companies Inc.
McKesson Corporation
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Minefinders Ltd.
Morgan, JP Chase & Co.
National Commerce Financial Corp.
Natural Gas Services Group
Newell Rubbermaid, Inc.
Nokia Corp.
NovaGold Res. Inc.
Oil Service Holders Dep. RCPT
Pepsico, Inc.
Pfizer, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


532457108
548661107
58155Q103
585055106
589331107
591520200
594918104
602900102
46625H100
63545P104
63886Q109
651229106
654902204
66987 E206
678002106
713448108
717081103



$448,305
$13,676,440
    $2,245,723
    $3,773,368
$11,263,693
$193,500
$14,944,761
  $71,640
$376,219
   $1,634,271
      $280,000
$344,120
   $5,206,913
$336,675
$216,540
$14,490,624
$12,736,516



6,500
318,427
62,835
78,661
186,023
18,000
582,869
12,000
11,007
73,649
50,000
12,290
316,915
150,000
3,600
325,632
372,958



6,500
318,427
62,835
78,661
186,023
18,000
582,869
12,000
11,007
73,649
50,000
12,290
316,915
150,000
3,600
325,632
372,958











Lilly, Eli & Co.
Lowes Companies Inc.
McKesson Corporation
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Minefinders Ltd.
Morgan, JP Chase & Co.
National Commerce Financial Corp.
Natural Gas Services Group
Newell Rubbermaid, Inc.
Nokia Corp.
NovaGold Res. Inc.
Oil Service Holders Dep. RCPT
Pepsico, Inc.
Pfizer, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


6,500
318,427
62,835
78,661
186,023
18,000
582,869
12,000
11,007
73,649
50,000
12,290
316,915
150,000
3,600
325,632
372,958



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Pharmanetics, Inc.
Pilot Therapeutics Holdings
Pimco Strategic Global Govt. Fd.
Pinnacle Financial Partners
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Republic Services, Inc.
Sara Lee Corporation
Schering-Plough Corp
ServiceMaster Co.
Sonoco Products
Southern Community Financial
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


71713J107
721650109
72200X104
72346Q104
723787107
731068102
742718109
743263105
760759100
803111103
806605101
81760N109
835495102
842632101
842870107
844730101
848420105



   $4,517,150
  $11,250
$227,016
    $3,998,107
$827,370
$368,400
   $3,133,874
$201,062
$301,511
$427,213
$388,275
   $3,959,342
   $3,213,035
    $1,206,441
    $7,621,988
$222,480
  $80,690



778,819
12,500
19,255
250,665
31,700
6,000
35,141
4,580
13,300
22,712
20,875
370,032
133,765
126,594
249,166
8,240
11,610



778,819
12,500
19,255
250,665
31,700
6,000
35,141
4,580
13,300
22,712
20,875
370,032
133,765
126,594
249,166
8,240
11,610











Pharmanetics, Inc.
Pilot Therapeutics Holdings
Pimco Strategic Global Govt. Fd.
Pinnacle Financial Partners
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Republic Services, Inc.
Sara Lee Corporation
Schering-Plough Corp
ServiceMaster Co.
Sonoco Products
Southern Community Financial
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


778,819
12,500
19,255
250,665
31,700
6,000
35,141
4,580
13,300
22,712
20,875
370,032
133,765
126,594
249,166
8,240
11,610



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Terra Industries
Texas Instruments
 3M Company
Travelers Property Casualty CL B
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
Unumprovident Corp.
US Bancorp Del


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


855244109
858912108
867914103
871829107
87612E106
872275102
880915103
882508104
88579Y101
89420G406
895925105
896047107
902124106
904708104
908068109
91529Y106
902973304



$397,710
$767,200
$222,288
$14,835,765
$303,855
$402,145
 $14,781
$286,264
   $7,073,779
$285,059
$21,404,315
$13,391,755
$236,491
$470,981
$251,281
    $1,206,900
    $1,211,819



16,200
20,000
3,746
493,867
8,030
10,094
13,814
16,265
54,844
18,076
563,865
277,262
12,460
21,506
8,098
90,000
49,462



16,200
20,000
3,746
493,867
8,030
10,094
13,814
16,265
54,844
18,076
563,865
277,262
12,460
21,506
8,098
90,000
49,462











Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Terra Industries
Texas Instruments
 3M Company
Travelers Property Casualty CL B
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
Unumprovident Corp.
US Bancorp Del



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


16,200
20,000
3,746
493,867
8,030
10,094
13,814
16,265
54,844
18,076
563,865
277,262
12,460
21,506
8,098
90,000
49,462



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









VF Corporation
Vialink Company
Viceroy Resource Corp.
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
Wellpoint Health Networks
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common

918204108
92552Q101
92564C108
929903102
931422109
931142103
939322103
94106L109
94973H108
949746101
983024100
98385X106
988498101

$2,333,433
       $4,896
       $4,268
$6,712,121
$7,692,958
$4,874,309
$5,020,965
$7,088,483
$2,539,538
   $263,491
$1,599,352
   $931,696
$2,403,346

68,691
36,000
10,000
167,971
255,580
90,820
121,573
294,250
30,125
5,228
35,112
46,330
81,304

68,691
36,000
10,000
167,971
255,580
90,820
121,573
294,250
30,125
5,228
35,112
46,330
81,304


Grand Total 06/30/03





 400,374,293












VF Corporation
Vialink Company
Viceroy Resource Corp.
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
Wellpoint Health Networks
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0

68,691
36,000
10,000
167,971
255,580
90,820
121,573
294,250
30,125
5,228
35,112
46,330
81,304

0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0













